20. Regulatory Capital Requirements	12 Months Ended
Dec. 31, 2015
Regulatory Capital Requirements [Abstract]
Note 20. Regulatory Capital Requirements

The Company (on a consolidated basis) and the Bank are subject to various regulatory capital requirements administered by the federal banking agencies.  Failure to meet minimum capital requirements can initiate certain mandatory - and possibly additional discretionary - actions by regulators that, if undertaken, could have a direct material effect on the Company's and the Bank's financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the Bank must meet specific capital guidelines that involve quantitative measures of their assets, liabilities, and certain off-balance-sheet items, as calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.  Prompt corrective action capital requirements are applicable to banks, but not bank holding companies.

Beginning in 2015, the Company and the Bank are required to maintain minimum amounts and ratios (set forth in the table below) of Common equity tier 1, Tier 1 and Total capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier 1 capital (as defined) to average assets (as defined).  The Company’s non-cumulative Series A preferred stock ($2.5 million liquidation preference) is includable without limitation in its Common equity tier 1 and Tier 1 capital.  The Company is allowed to include in Common equity tier 1 and Tier 1 capital an amount of trust preferred securities equal to no more than 25% of the sum of all core capital elements, which is generally defined as shareholders’ equity, less certain intangibles, including goodwill and the core deposit intangible, net of any related deferred income tax liability, with the balance includable in Tier 2 capital.  Management believes that, as of December 31, 2015, the Company and the Bank met all capital adequacy requirements to which they are currently subject.

Rules adopted by the FRB and the Office of the Comptroller of the Currency (“OCC”) to implement the Basel III regulatory capital framework revised minimum capital requirements and adjusted prompt corrective action thresholds, including changes to the regulatory capital elements, added a new common equity Tier 1 capital ratio, increased the minimum Tier 1 ratio requirements and implemented a new capital conservation buffer.  The rules also permitted certain banking organizations to retain, through a one-time election, the existing regulatory capital treatment for accumulated other comprehensive income or loss.  The Company and the Bank have made the election to retain the existing regulatory treatment for accumulated other comprehensive income or loss.  The Basel III Capital rules took effect for the Company and the Bank on January 1, 2015, subject to a transition period for certain parts of the rules.

The table below includes the new regulatory capital ratio requirements that became effective on January 1, 2015.  Beginning in 2016, an additional capital conservation buffer has been added to the minimum requirements for capital adequacy purposes, subject to a three year phase-in period.  The capital conservation buffer will be fully phased-in on January 1, 2019 at 2.5 percent.  A banking organization with a conservation buffer of less than 2.5 percent (or the required phase-in amount in years prior to 2019) will be subject to limitations on capital distributions, including dividend payments and certain discretionary bonus payments to executive officers.  As of December 31, 2015, on a pro forma basis both the Company and the Bank would be compliant with the fully phased-in capital conservation buffer requirement.

As of December 31, 2015 the Bank was considered well capitalized under the regulatory capital framework for Prompt Corrective Action and the Company exceeded applicable consolidated regulatory capital guidelines.

The following table shows the regulatory capital ratios for the Company and the Bank as of December 31:

					Minimum
			Minimum		To Be Well
			For Capital		Capitalized Under
			Adequacy		Prompt Corrective
	Actual		Purposes:		Action Provisions:
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
December 31, 2015

Common equity tier 1 capital
(to risk-weighted assets)
Company	$52,555	12.38%	$19,100	4.50%	N/A	N/A
Bank	$52,000	12.27%	$19,072	4.50%	$27,549	6.50%

Tier 1 capital (to risk-weighted assets)
Company	$52,555	12.38%	$25,467	6.00%	N/A	N/A
Bank	$52,000	12.27%	$25,430	6.00%	$33,906	8.00%

Total capital (to risk-weighted assets)
Company	$57,610	13.57%	$33,956	8.00%	N/A	N/A
Bank	$57,056	13.46%	$33,906	8.00%	$42,383	10.00%

Tier 1 capital (to average assets)
Company	$52,555	9.01%	$23,324	4.00%	N/A	N/A
Bank	$52,000	8.93%	$23,301	4.00%	$29,126	5.00%

December 31, 2014:

Tier 1 capital (to risk-weighted assets)
Company	$49,071	12.31%	$15,949	4.00%	N/A	N/A
Bank	$48,952	12.30%	$15,924	4.00%	$23,886	6.00%

Total capital (to risk-weighted assets)
Company	$54,447	13.66%	$31,897	8.00%	N/A	N/A
Bank	$53,902	13.54%	$31,847	8.00%	$39,809	10.00%

Tier 1 capital (to average assets)
Company	$49,071	8.62%	$22,768	4.00%	N/A	N/A
Bank	$48,952	8.61%	$22,745	4.00%	$28,431	5.00%

The Company's ability to pay dividends to its shareholders is largely dependent on the Bank's ability to pay dividends to the Company.  The Bank is restricted by law as to the amount of dividends that can be paid.  Dividends declared by national banks that exceed net income for the current and preceding two years must be approved by the Bank’s primary banking regulator, the OCC.  Regardless of formal regulatory restrictions, the Bank may not pay dividends that would result in its capital levels being reduced below the minimum requirements shown above.